LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

6.	LEASES

The Group applies IFRS 16 to recognize, measure, present, and disclose leases. Under IFRS 16, Codere Online recognizes right-of-use assets and lease liabilities for all lease contracts, except for short-term leases (defined as leases with a term of 12 months or less) and low-value leases.

During 2024, the Group recognized several lease agreements under IFRS 16, including office and vehicle leases. These agreements vary in lease terms, jurisdictions, and conditions, and are assessed individually in accordance with IFRS 16 requirements. In particular, the agreement for the Group’s main office in Israel established a defined non-cancellable lease term of 64 months, running from July 2024 to October 2029, with a monthly rent of ILS 123 thousand.

Other active lease contracts accounted for under IFRS 16 include:

-	An office lease in Melilla.

-	Four vehicle lease contracts.

During 2025, the Company entered into several new lease agreements, which include:

-	A new office lease in Israel, commencing on January 1, 2025, with a 58-month term and a monthly rent of ILS 24 thousand (€6,427).

-	A new office lease in Colombia, commencing on November 1, 2025, with a 60-month term and a monthly rent of COL 28 million (€6,342).

These leases are recognized under IFRS 16 in the consolidated financial statements.

Below is a summary table with details of the lease contracts:

Category	Lessee	Country	CCY	Start date	End date	Lease duration (months)	Rent Amount (Monthly) (EUR)(*)
Main Israel office lease (unit n2)	Codere Israel Marketing Support Services Limited	Israel	ILS	01/07/24	28/10/29	64	32,400
Melilla Office	Codere Online, S.A.U. (CDON)	Spain	EUR	19/04/2024	19/04/2028	48	10,000
Vehicles leasing	Servicios de Juego Online S.A.U. (SEJO)	Spain	EUR	01/2024 – 04/2024	03/2028 – 01/2029	51 – 58	594 – 740
Israel office additional lease (unit n3)	Codere Israel Marketing Support Services Limited	Israel	ILS	01/01/2025	28/10/2029	58	6,427
Bogota office	Codere Online Colombia S.A.S.	Colombia	CCOP	01/11/2025	31/10/2030	60	6,342

*	These figures are not presented in thousands of euros.

Right-of-Use Assets

The reconciliation of the carrying amounts of the items comprising “Right-of-use assets” at the beginning and end of the reporting period is set forth below:

Cost	Balance at 12/31/2024	Additions		Derecognitions	Balance at 12/31/2025
Right of use assets	2,200	570		-	2,770
Total	2,200	570		-	2,770
Accumulated depreciation (Note 13)

Right of use assets	(243)	(506	)*	-	(749)
Total	(243)	(506)		-	(749)
Carrying amount	1,957	63		-	2,021

*	The difference between the depreciation expense disclosed in Note 6 and Note 13 arises from using different FX rates: period-end rates for statement of financial position and average rates for statement of operations.

Lease Liabilities

The lease liabilities as of December 31, 2025, amounted to €2,119 thousand. The maturity analysis is as follows:

Maturity Analysis:	12/31/2025
Year 1	698
Year 2	698
Year 3	609
Year 4	541
Year 5	63
Onwards	-
Total future lease payments	2,609
Less: unearned interest	490
Lease Liabilities as of December 31, 2025	2,119
Analyses as:
Non-Current	1,615
Current	504

Lease Expenses and cash outflow

For the year ended 31 December 2025, Codere Online recognized the following lease-related expenses in the statement of profit or loss:

12/31/2025
Depreciation of right-of-use assets	524
Lease Finance Interest	188
Operating expenses (short term and low-value leases)	32
Total	744

The total cash outflow for leases amount to €0.7 million.

For the year ended 31 December 2024, Codere Online recognized the following lease-related expenses in the statement of profit or loss:

12/31/2024
Depreciation of right-of-use assets	(242)
Lease Finance Interest	(105)
Operating expenses (short term and low-value leases)	(234)
Total	(581)

The total cash outflow for leases amount to €0.3 million in 2024.